Financial Assets at Fair Value through Other Comprehensive Income ("FVTOCI")	12 Months Ended
Dec. 31, 2019
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Financial Assets at Fair Value through Other Comprehensive Income ("FVTOCI")
9.	Financial Assets at Fair Value through Other Comprehensive Income (“FVTOCI”)

	December 31,
	2018	2019
	(in thousands)
Investments in equity instruments at FVTOCI:
Equity securities – listed stocks	$6,803,900	7,356,501
Equity securities – non-listed stocks	176,025	188,670
	$6,979,925	7,545,171

The purpose that the Company invests in the abovementioned equity securities is for long-term strategies, but rather for trading purpose. Therefore, those equity securities are designated as financial assets at FVTOCI.

If the value of these equity securities appreciates or depreciates by 10% at the reporting date, other comprehensive income would increase or decrease by $697,993 thousand and $754,517 thousand for the years ended December 31, 2018 and 2019, respectively.